Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 21,407	€ 18,341	[1]	€ 16,509	[1]
Marketed products
Disclosure of detailed information about intangible assets [line items]
Concentration risk percentage	92.00%
Other intangible assets	€ 11,700	11,400		13,300
Useful life, intangible assets other than goodwill	10 years
Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 10,752	10,341		12,208
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,032	1,485		2,095
Useful life, intangible assets other than goodwill	10 years
Remaining amortisation period of intangible assets material to entity	3 years
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,213	2,489		2,699
Useful life, intangible assets other than goodwill	17 years
Remaining amortisation period of intangible assets material to entity	13 years
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 73	110		219
Useful life, intangible assets other than goodwill	9 years
Remaining amortisation period of intangible assets material to entity	8 years
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 593	602		711
Useful life, intangible assets other than goodwill	23 years
Remaining amortisation period of intangible assets material to entity	12 years
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 532	554		667
Useful life, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	9 years
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,494	1,861		2,029
Useful life, intangible assets other than goodwill	14 years
Remaining amortisation period of intangible assets material to entity	11 years
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 3,065	3,240		3,788
Useful life, intangible assets other than goodwill	13 years
Remaining amortisation period of intangible assets material to entity	10 years
Kadmon
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,750	€ 0		€ 0
Useful life, intangible assets other than goodwill	12 years
Remaining amortisation period of intangible assets material to entity	12 years
Gross value | Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 60,175
Gross value | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,177
Gross value | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,647
Gross value | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33,687
Gross value | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,280
Gross value | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	806
Gross value | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,966
Gross value | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,841
Gross value | Kadmon
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,771
Accumulated amortization & impairment | Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(49,423)
Accumulated amortization & impairment | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(9,145)
Accumulated amortization & impairment | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,434)
Accumulated amortization & impairment | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(33,614)
Accumulated amortization & impairment | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(687)
Accumulated amortization & impairment | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(274)
Accumulated amortization & impairment | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(472)
Accumulated amortization & impairment | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,776)
Accumulated amortization & impairment | Kadmon
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (21)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill	25 years

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.